Shareholders' Equity - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jan. 31, 2017 $ / shares shares	Dec. 31, 2018 USD ($) Vote $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2006 shares
Shareholders Equity [Line Items]
Ordinary shares authorized		203,333,333	203,333,333
Ordinary shares par value | $ / shares		$ 0.0003	$ 0.0003
Ordinary shares issued		68,487,948	68,474,614	666,667
Ordinary shares outstanding		68,487,948	68,474,614
Warrant issued to purchase of ordinary shares	231,989
Warrants exercise price per share | $ / shares	$ 1.38	$ 2.30769
Warrant expiration month and year	2022-01
Ordinary shares voting rights description		Holders are entitled to one vote for each ordinary share held at all meetings of shareholders and written action in lieu of meetings; there is no cumulative voting.
Number of ordinary share vote per share | Vote		1
Dividends declared | $		$ 0
General and Administrative Expense
Shareholders Equity [Line Items]
Warrant issuance expense | $			$ 156,983